NOTE 13 - DERIVATIVE LIABILITY - Derivative Liability Components (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Embedded conversion features - convertible promissory notes	$ 432,405	$ 626,953
Common stock warrants
Anti-dilution provisions of series D preferred stock	13,240	12,906